EMPLOYEE BENEFIT PLANS (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)	Dec. 31, 2009
Defined Benefits For The Employees Children [Abstract]
Service cost		€ 17,546,000	€ 15,918,000	€ 11,857,000
Interest cost		22,519,000	21,695,000	19,066,000
Expected return on plan assets		(2,968,000)	(2,281,000)	(12,809,000)
Amortization of actuarial losses		14,883,000	17,816,000	1,132,000
Amortization of prior year cost		294,000	1,769,000	97,000
Costs of additional benefits		9,821,000	29,466,000	22,611,000
Net periodic pension cost		62,095,000	84,383,000	41,954,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		5.20%	5.40%	5.40%
Expected return on plan assets		6.40%	6.10%	7.20%
Rate of compensation increase		5.10%	5.30%	4.60%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	402,143,000	472,896,000	482,069,000	413,441,000
Service cost		17,546,000	15,918,000	11,857,000
Interest cost		22,519,000	21,695,000	19,066,000
Employee contributions		6,353,000	6,752,000	7,093,000
Actuarial loss/(gain)		(30,682,000)	14,016,000	85,140,000
Adjustment for disposal and other		1,291,000	(1,566,000)	993,000
Benefits paid from the Fund		(68,744,000)	(56,795,000)	(53,624,000)
Benefits paid directly by the Group		(25,552,000)	(25,610,000)	(17,197,000)
Settlements/Terminations/Curtailments		6,418,000	15,085,000	13,737,000
Prior service cost arising over last period		98,000	1,332,000	1,563,000
PBO, end of year		402,143,000	472,896,000	482,069,000
Change in plan assets:
Fair value, beginning of year	102,210,000	68,968,000	68,001,000	183,193,000
Actual return on assets		(31,839,000)	19,517,000	(94,782,000)
Employer contributions		127,472,000	38,713,000	26,360,000
Employee contributions		6,353,000	6,752,000	7,093,000
Expenses		0	(7,220,000)	(239,000)
Benefits paid		(68,744,000)	(56,795,000)	(53,624,000)
Fair value, end of year		102,210,000	68,968,000	68,001,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(299,933,000)	(403,928,000)	(414,069,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		5.30%		5.40%	5.20%
Rate of compensation increase		3.40%		5.30%	5.10%
Pension increase		2.50%		2.50%	2.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		402,143,000	472,896,000	482,069,000
Accumulated benefit obligation		328,602,000	369,281,000	378,144,000
Fair value of plan assets		102,210,000	68,968,000	68,001,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses	13,900,000	170,532,000	184,321,000	215,115,000
Prior Service cost	100,000	1,756,000	2,340,000	1,886,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss / (Gain)		4,125,000	(3,220,000)	192,731,000
Prior Service Cost / (Credit)		98,000	2,223,000	1,563,000
Amortization of (Losses) / Gains		(18,340,000)	(27,574,000)	(6,542,000)
Amortization of Prior Service Cost		(396,000)	(1,769,000)	(97,000)
Total recognized on Other comprehensive income / (loss)		(14,513,000)	(30,340,000)	187,655,000
Amount
Equity securities		28,885,000	54,868,000
Other		73,325,000	14,100,000
Total		102,210,000	68,968,000	68,001,000
Proportion
Equity securities		28.00%			80.00%
Equity securities min	30.00%
Equity securities max	60.00%
Other		72.00%			20.00%
Other min	40.00%
Other max	70.00%
Total		100.00%			100.00%
Defined Benefit Plan Projected Payments [Abstract]
2011		58,505,000
2012		22,876,000
2013		23,609,000
2014		28,606,000
2015		33,077,000
2016-2020		201,609,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Bank's contribution into IKA-ETAM per year for 15 years		25,500,000
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		371,300,000	371,100,000
Voluntary Retirement Schemes Abstract
Total expense recognized under Voluntary Retirement Schemes		5,300,000	24,600,000	16,800,000
Total expense recognized under Voluntary Retirement Schemes for Vojvodjanska				1,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		20,300,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000	1,756,000	2,340,000	1,886,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	13,900,000	170,532,000	184,321,000	215,115,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	15,800,000
Expected Group contributions to retirement indemnities	€ 14,900,000